Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of Detailed Information About Intangible Assets

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
Goodwill
Cost	5,607	-	-
Accumulated impairment	(3,287)	-	-
	2,320	-	-
Patents and licences
Cost	25,993	919	1,169
Accumulated amortisation and impairment	(918)	(718)	(573)
	25,075	201	596
Brands
Cost	14,769	12,463	12,036
Accumulated amortisation and impairment	(4,563)	-	-
	10,205	12,463	12,036
Software
Cost	15,718	15,788	17,308
Accumulated amortisation and impairment	(15,455)	(15,440)	(15,260)
	263	348	2,048
Total Intangible assets	37,864	13,012	14,680

Disclosure of Detailed Information About Movements in Carrying Amounts of Intangible Assets

	Software NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Goodwill NZ$000’s	Total NZ$000’s
Year ended 31 January 2019
Balance at the beginning of the year	348	201	12,463	-	13,012
Additions	33	25,076	2,726	5,798	33,633
Amortisation	(29)	(202)	-	-	(231)
Impairment	(83)	-	(4,563)	(3,287)	(7,933)
Foreign exchange movements	(6)	-	(420)	(192)	(618)
Closing value at 31 January 2019	263	25,075	10,205	2,320	38,864

	Software NZ$000’s	Patents and licences NZ$000’s	Brands NZ$000’s	Goodwill NZ$000’s	Total NZ$000’s
Year ended 31 January 2018
Balance at the beginning of the year	2,048	596	12,036	-	14,680
Additions	106	12	-	-	118
Amortisation	(163)	(143)	-	-	(306)
Impairment	(1,650)	(264)	-	-	(1,914)
Foreign exchange movements	7	-	427	-	434
Closing value at 31 January 2018	348	201	12,463	-	13,012

	Software NZ 000’s $	Patents and licences NZ 000’s $	Brands NZ 000’s $	Goodwill NZ 000’s $	Total NZ 000’s $
7 months ended 31 January 2017
Balance at the beginning of the year	2,196	274	12,105	-	14,575
Additions	-	351	-	-	351
Amortisation	(148)	(30)	-	-	(178)
Foreign exchange movements	-	1	(69)	-	(68)
Closing value at 31 January 2017	2,048	596	12,036	-	14,680

Disclosure of Information for Cash-generating Units

Description of the cash-generating unit (CGU)	For the Year Ended 31 January 2019 NZ $000’s	For the Year Ended 31 January 2018 NZ $000’s	For the 7 Months Ended 31 January 2017 NZ $000’s
United States	2,320	-	-
	2,320	-	-